SUPPLEMENT TO THE

FIDELITY® ADVISOR DIVERSIFIED INTERNATIONAL FUND, FIDELITY ADVISOR EMERGING ASIA FUND, FIDELITY ADVISOR EUROPE CAPITAL APPRECIATION FUND,
FIDELITY ADVISOR FLOATING RATE HIGH INCOME FUND, FIDELITY ADVISOR GLOBAL EQUITY FUND, FIDELITY ADVISOR GOVERNMENT INVESTMENT FUND, FIDELITY ADVISOR HIGH INCOME FUND,
FIDELITY ADVISOR HIGH INCOME ADVANTAGE FUND, FIDELITY ADVISOR INTERMEDIATE BOND FUND, FIDELITY ADVISOR INTERNATIONAL CAPITAL APPRECIATION FUND, FIDELITY ADVISOR JAPAN FUND, FIDELITY ADVISOR KOREA FUND, FIDELITY ADVISOR LATIN AMERICA FUND,
FIDELITY ADVISOR MORTGAGE SECURITIES FUND, FIDELITY ADVISOR MUNICIPAL INCOME FUND, FIDELITY ADVISOR OVERSEAS FUND, FIDELITY ADVISOR SHORT FIXED-INCOME FUND,
FIDELITY ADVISOR TAX MANAGED STOCK FUND, AND FIDELITY ADVISOR VALUE LEADERS FUND

Funds of Fidelity Advisor Series II, Fidelity Advisor Series VIII, and Fidelity Beacon Street Trust Class A, Class T, Class B, Class C, and Institutional Class

STATEMENT OF ADDITIONAL INFORMATION

December 30, 2003

The following information replaces the fundamental investment limitation concerning underwriting for Fidelity Advisor Korea Fund found in the "Investment Policies and Limitations" section beginning on page 2.

The fund may not underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

The following information replaces fundamental investment limitation concerning lending for each fund (except Advisor Floating Rate High Income Fund, Advisor Government Investment Fund, Advisor High Income Fund, Advisor High Income Advantage Fund, Advisor Intermediate Bond Fund, Advisor Mortgage Securities Fund, Advisor Municipal Income Fund, Advisor Short-Fixed Income Fund, Advisor Tax Managed Stock Fund, and Advisor Value Leaders Fund) found in the "Investment Policies and Limitations" section beginning on page 2.

The fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.

The following information replaces non-fundamental investment limitation concerning lending for each fund (except Advisor Floating Rate High Income Fund, Advisor Government Investment Fund, Advisor High Income Fund, Advisor High Income Advantage Fund, Advisor Intermediate Bond Fund, Advisor Mortgage Securities Fund, Advisor Municipal Income Fund, Advisor Short-Fixed Income Fund, Advisor Tax Managed Stock Fund, and Advisor Value Leaders Fund) found in the "Investment Policies and Limitations" section beginning on page 2.

The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

Mrs. Davis served on the Board of Trustees through December 31, 2003. The following information has been removed from the "Trustees and Officers" section on page 44.

Phyllis Burke Davis (71)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

ACOM10B-04-01 October 22, 2004
1.734041.117

During the period from March 1, 2003 through December 31, 2003, Dr. Heilmeier served as a Member of the Advisory Board. Effective January 1, 2004, Dr. Heilmeier serves as a Member the Board of Trustees. The following information replaces the similar information found in the "Trustees and Officers" section beginning on page 42.

George H. Heilmeier (68)

Year of Election or Appointment: 2004

Trustee of Fidelity Advisor Series VIII. Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), and Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002).

Effective July 1, 2004, Mr. Dirks serves as a Member of the Advisory Board. Effective January 1, 2005, Mr. Dirks will serve as a Member of the Board of Trustees. The following information supplements similar information found in the "Trustees and Officers" section beginning on page 42.

Dennis J. Dirks (56)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Advisor Series II, Fidelity Advisor Series VIII, and Fidelity Beacon Street Trust. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003).

Effective January 1, 2004, Ms. Small serves as a Member to the Advisory Board. Effective January 1, 2005, Ms. Small will serve as a Member of the Board of Trustees. The following information supplements the information found in the "Trustees and Officers" section beginning on page 42.

Cornelia M. Small (59)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Advisor Series II, Fidelity Advisor Series VIII, and Fidelity Beacon Street Trust. Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens, & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

Effective October 1, 2004, Mr. Wolfe serves as a Member of the Advisory Board. The following information supplements similar information found in the "Trustees and Officers" section beginning on page 42.

Kenneth L. Wolfe (65)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Advisor Series II, Fidelity Advisor Series VIII, and Fidelity Beacon Street Trust. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003), Revlon Inc. (2004), Bausch & Lomb, Inc., and Carpenter Technology Corporation.

The following information has been removed from the "Trustees and Officers" section beginning on page 42.

Maria F. Dwyer (44)

Year of Election or Appointment: 2002 or 2003

President and Treasurer of Advisor Diversified International (2002), Advisor Emerging Asia (2002), Advisor Europe Capital Appreciation (2002), Advisor Floating Rate High Income (2002), Advisor Global Equity (2002), Advisor Government Investment (2002), Advisor High Income (2002), Advisor High Income Advantage (2002), Advisor Intermediate Bond (2002), Advisor International Capital Appreciation (2002), Advisor Japan (2002), Advisor Korea (2002), Advisor Latin America (2002), Advisor Mortgage Securities (2002), Advisor Municipal Income (2002), Advisor Overseas (2002), Advisor Short Fixed-Income (2002), Advisor Tax Managed Stock (2002), and Advisor Value Leaders (2003). Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

The following information supplements the information found in the "Trustees and Officers" section beginning on page 42.

Christine Reynolds (46)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of Advisor Diversified International, Advisor Emerging Asia, Advisor Europe Capital Appreciation, Advisor Floating Rate High Income, Advisor Global Equity, Advisor Government Investment, Advisor High Income, Advisor High Income Advantage, Advisor Intermediate Bond, Advisor International Capital Appreciation, Advisor Japan, Advisor Korea, Advisor Latin America, Advisor Mortgage Securities, Advisor Municipal Income, Advisor Overseas, Advisor Short Fixed-Income, Advisor Tax Managed Stock, and Advisor Value Leaders. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

The following information supplements similar information found in the "Trustees and Officers" section beginning on page 42.

Kenneth A. Rathgeber (57)

Year of Election or Appointment: 2004

Chief Compliance Officer of Advisor Diversified International, Advisor Emerging Asia, Advisor Europe Capital Appreciation, Advisor Floating Rate High Income, Advisor Global Equity, Advisor Government Investment, Advisor High Income, Advisor High Income Advantage, Advisor Intermediate Bond, Advisor International Capital Appreciation, Advisor Japan, Advisor Korea, Advisor Latin America, Advisor Mortgage Securities, Advisor Municipal Income, Advisor Overseas, Advisor Short Fixed-Income, Advisor Tax Managed Stock, and Advisor Value Leaders. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

The following information supplements similar information found in the "Trustees and Officers" section beginning on page 42.

Kimberley H. Monasterio (40)

Year of Election or Appointment: 2004

Deputy Treasurer of Advisor Diversified International, Advisor Emerging Asia, Advisor Europe Capital Appreciation, Advisor Floating Rate High Income, Advisor Global Equity, Advisor Government Investment, Advisor High Income, Advisor High Income Advantage, Advisor Intermediate Bond, Advisor International Capital Appreciation, Advisor Japan, Advisor Korea, Advisor Latin America, Advisor Mortgage Securities, Advisor Municipal Income, Advisor Overseas, Advisor Short Fixed-Income, Advisor Tax Managed Stock, and Advisor Value Leaders. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

The following information supplements similar information found in the "Trustees and Officers" section beginning on page 42.

Peter L. Lydecker (50)

Year of Election or Appointment: 2004

Assistant Treasurer of Advisor Diversified International, Advisor Emerging Asia, Advisor Europe Capital Appreciation, Advisor Floating Rate High Income, Advisor Global Equity, Advisor Government Investment, Advisor High Income, Advisor High Income Advantage, Advisor Intermediate Bond, Advisor International Capital Appreciation, Advisor Japan, Advisor Korea, Advisor Latin America, Advisor Mortgage Securities, Advisor Municipal Income, Advisor Overseas, Advisor Short Fixed-Income, Advisor Tax Managed Stock, and Advisor Value Leaders. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

The following information supplements similar information found in the "Trustees and Officers" section beginning on page 42.

Kenneth B. Robins (35)

Year of Election or Appointment: 2004

Assistant Treasurer of Advisor Diversified International, Advisor Emerging Asia, Advisor Europe Capital Appreciation, Advisor Floating Rate High Income, Advisor Global Equity, Advisor Government Investment, Advisor High Income, Advisor High Income Advantage, Advisor Intermediate Bond, Advisor International Capital Appreciation, Advisor Japan, Advisor Korea, Advisor Latin America, Advisor Mortgage Securities, Advisor Municipal Income, Advisor Overseas, Advisor Short Fixed-Income, Advisor Tax Managed Stock, and Advisor Value Leaders. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

The following information has been removed from the "Trustees and Officers" section on page 49.

Jennifer S. Taub (36)

Year of Election or Appointment: 2003

Assistant Vice President of Advisor Government Investment, Advisor Intermediate Bond, Advisor Mortgage Securities, Advisor Municipal Income, and Advisor Short Fixed-Income. Ms. Taub is Assistant Vice President of Fidelity's Fixed-Income Funds (2003), Assistant Secretary of FIMM (2003), and is an employee of FMR.

The following information replaces the third paragraph found under the "Voting Rights - Massachusetts Trust" heading in the "Description of the Trusts" section beginning on page 94.

The trust or a fund or a class may be terminated upon the sale of its assets to, or merger with, another open-end management investment company, series, or class thereof, or upon liquidation and distribution of its assets. The Trustees may reorganize, terminate, merge, or sell all or a portion of the assets of the trust or a fund or a class without prior shareholder approval. In the event of the dissolution or liquidation of the trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund or a class, shareholders of that fund or that class are entitled to receive the underlying assets of the fund or class available for distribution.

SUPPLEMENT TO THE

FIDELITY® ADVISOR EMERGING MARKETS INCOME FUND

A Fund of Fidelity Advisor Series VIII

FIDELITY ADVISOR NEW INSIGHTS FUND

A Fund of Fidelity Contrafund

FIDELITY ADVISOR STRATEGIC INCOME FUND

A Fund of Fidelity Advisor Series II

Class A, Class T, Class B, Class C, and Institutional Class

STATEMENT OF ADDITIONAL INFORMATION

February 28, 2004

The following information replaces fundamental investment limitation concerning lending for Fidelity Advisor Emerging Markets Income Fund found in the "Investment Policies and Limitations" section beginning on page 2.

The fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.

The following information replaces non-fundamental investment limitation concerning lending for Fidelity Advisor Emerging Markets Income Fund found in the "Investment Policies and Limitations" section beginning on page 2.

The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

Effective July 1, 2004, Mr. Dirks serves as a Member of the Advisory Board. Effective January 1, 2005, Mr. Dirks will serve as a Member of the Board of Trustees. The following information supplements similar information found in the "Trustees and Officers" section beginning on page 29.

Dennis J. Dirks (56)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Advisor Series II, Fidelity Advisor Series VIII, and Fidelity Contrafund. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003).

Effective October 1, 2004, Mr. Wolfe serves as a Member of the Advisory Board. The following information supplements similar information found in the "Trustees and Officers" section beginning on page 29.

Kenneth L. Wolfe (65)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Advisor Series II, Fidelity Advisor Series VIII, and Fidelity Contrafund. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003), Revlon Inc. (2004), Bausch & Lomb, Inc., and Carpenter Technology Corporation.

ACOM12B-04-01 October 22, 2004
1.743413.107

The following information has been removed from the "Trustees and Officers" section on beginning page 29.

Maria F. Dwyer (45)

Year of Election or Appointment: 2002 or 2003

President and Treasurer of Advisor Emerging Markets Income (2002), Advisor New Insights (2003), and Advisor Strategic Income (2002). Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR.

The following information supplements the information found in the "Trustees and Officers" section beginning on page 29.

Christine Reynolds (45)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of Advisor Emerging Markets Income, Advisor New Insights, and Advisor Strategic Income. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

The following information supplements similar information found in the "Trustees and Officers" section beginning on page 29.

Kenneth A. Rathgeber (57)

Year of Election or Appointment: 2004

Chief Compliance Officer of Advisor Emerging Markets Income, Advisor New Insights, and Advisor Strategic Income. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

The following information supplements similar information found in the "Trustees and Officers" section beginning on page 29.

Kimberley H. Monasterio (40)

Year of Election or Appointment: 2004

Deputy Treasurer of Advisor Emerging Markets Income, Advisor New Insights, and Advisor Strategic Income. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

The following information supplements similar information found in the "Trustees and Officers" section beginning on page 29.

Peter L. Lydecker (50)

Year of Election or Appointment: 2004

Assistant Treasurer of Advisor Emerging Markets Income, Advisor New Insights, and Advisor Strategic Income. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

The following information supplements similar information found in the "Trustees and Officers" section beginning on page 29.

Kenneth B. Robins (35)

Year of Election or Appointment: 2004

Assistant Treasurer of Advisor Emerging Markets Income, Advisor New Insights, and Advisor Strategic Income. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

The following information replaces the third paragraph found under the "Voting Rights" heading in the "Description of the Trusts" section beginning on page 57.

The trust or a fund or a class may be terminated upon the sale of its assets to, or merger with, another open-end management investment company, series, or class thereof, or upon liquidation and distribution of its assets. The Trustees may reorganize, terminate, merge, or sell all or a portion of the assets of the trust or a fund or a class without prior shareholder approval. In the event of the dissolution or liquidation of the trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund or a class, shareholders of that fund or that class are entitled to receive the underlying assets of the fund or class available for distribution.

SUPPLEMENT TO THE

FIDELITY® ADVISOR EMERGING MARKETS FUND

A Fund of Fidelity Advisor Series VIII

Class A, Class T, Class B, Class C, and Institutional Class

STATEMENT OF ADDITIONAL INFORMATION

March 11, 2004

Effective July 1, 2004, Mr. Dirks serves as a Member of the Advisory Board. Effective January 1, 2005, Mr. Dirks will serve as a Member of the Board of Trustees. The following information supplements similar information found in the "Trustees and Officers" section beginning on page 23.

Dennis J. Dirks (56)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Advisor Series VIII. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003).

FAEM/FAEMIB-04-01 October 22, 2004
1.804892.100

The following information supplements the information found in the "Trustees and Officers" section beginning on page 23.

Christine Reynolds (45)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of Advisor Emerging Markets. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

The following information supplements the information found in the "Trustees and Officers" section beginning on page 23.

Kenneth A. Rathgeber (57)

Year of Election or Appointment: 2004

Chief Compliance Officer of Advisor Emerging Markets. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

The following information supplements similar information found in the "Trustees and Officers" section beginning on page 23.

Kimberley H. Monasterio (40)

Year of Election or Appointment: 2004

Deputy Treasurer of Advisor Emerging Markets . Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

The following information supplements similar information found in the "Trustees and Officers" section beginning on page 23.

Peter L. Lydecker (50)
Year of Election or Appointment: 2004 Assistant Treasurer of Advisor Emerging Markets. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

The following information supplements similar information found in the "Trustees and Officers" section beginning on page 23.

Kenneth B. Robins (35)

Year of Election or Appointment: 2004

Assistant Treasurer of Advisor Emerging Markets. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

The following information replaces the third paragraph found under the "Voting Rights" heading in the "Description of the Trusts" section beginning on page 42.

The trust or a fund or a class may be terminated upon the sale of its assets to, or merger with, another open-end management investment company, series, or class thereof, or upon liquidation and distribution of its assets. The Trustees may reorganize, terminate, merge, or sell all or a portion of the assets of the trust or a fund or a class without prior shareholder approval. In the event of the dissolution or liquidation of the trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund or a class, shareholders of that fund or that class are entitled to receive the underlying assets of the fund or class available for distribution.